Accrued Expenses Payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses [abstract]
Accruals and estimations	$ 4,167	$ 4,290
Labor related provisions	34,423	23,163
Liability for social security contributions	6,323	5,043
Other	0	271
Accrued expenses payable	$ 44,913	$ 32,767